Fees Summary	Oct. 29, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 41,393,000
Previously Paid Amount	0.00
Total Fee Amount	6,337.27
Total Offset Amount	0.00
Net Fee	6,337.27
Narrative - Max Aggregate Offering Price	$ 41,393,000
Final Prospectus	true